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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         RK Capital Management, LLC
                 -------------------------------------------------
   Address:      3033 E. First Avenue, Suite 307, Denver, CO 80206
                 -------------------------------------------------

Form 13F File Number: 028-12689
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Scott A. Bennewitz
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   (303) 394-0101
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Scott A. Bennewitz         Denver, Colorado    May 7, 2012
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 50
                                        --------------------

Form 13F Information Table Value Total: $195,525
                                        --------------------
                                            (thousands)

List of Other Included Managers: None.

                                        2
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                           FORM 13F INFORMATION TABLE

                                       13F
                                    3/31/2012

-------------------------------------------------------------------------------------------------------------------------
           Column 1            Column 2 Column 3 Column 4        Column 5          Column 6  Column 7      Column 8
------------------------------ -------- -------- -------- ----------------------- ---------- -------- -------------------
                               Title of          Value (x Shares or PRN  SH/ Put/ Investment  Other    Voting Authority
        Name of Issuer          Class    Cusip    1,000)     Amount      PRN Call Discretion Managers  Sole   Shared None
-------------------------------------------------------------------------------------------------------------------------
8X8 INC NEW                    COM      28291410 2,762    657,505        SH       Sole                657,505
ACACIA RESH CORP               COM      00388130 2,108    50,500         SH       Sole                50,500
ACTIVE NETWORK INC             COM      00506D10 3,101    184,265        SH       Sole                184,265
AKORN INC                      COM      00972810 8,347    713,385        SH       Sole                713,385
ALLOT COMMUNICATIONS LTD       COM      M0854Q10 8,130    349,691        SH       Sole                349,691
AMERICAS CAR MART INC          COM      03062T10 4,419    100,479        SH       Sole                100,479
AMERIGON INC                   COM      03070L30 3,441    212,687        SH       Sole                212,687
AXT INC                        COM      00246W10 4,174    657,382        SH       Sole                657,382
BALLY TECHNOLOGIES INC         COM      05874B10 3,109    66,500         SH       Sole                66,500
BANK OF THE OZARKS INC         COM      06390410 4,701    150,380        SH       Sole                150,380
CALLIDUS SOFTWARE INC          COM      13123E50 1,345    172,200        SH       Sole                172,200
CHART INDS INC                 COM      16115Q30 2,558    34,889         SH       Sole                34,889
COLUMBIA SPORTSWEAR CO         COM      19851610 5,210    109,800        SH       Sole                109,800
CONCEPTUS INC                  COM      20601610 2,517    175,000        SH       Sole                175,000
DELUXE CORP                    COM      24801910 6,161    263,075        SH       Sole                263,075
DIGITALGLOBE INC               COM      25389M87 3,452    258,743        SH       Sole                258,743
EMCOR GROUP INC                COM      29084Q10 1,358    49,000         SH       Sole                49,000
EXPONENT INC                   COM      30214U10 5,861    120,787        SH       Sole                120,787
FORWARD AIR CORP               COM      34985310 3,491    95,200         SH       Sole                95,200
FURMANITE CORPORATION          COM      36108610 2,699    420,401        SH       Sole                420,401
GEO GROUP INC                  COM      36159R10 5,724    301,100        SH       Sole                301,100
GORMAN RUPP CO                 COM      38308210 2,423    83,025         SH       Sole                83,025
GRAHAM CORP                    COM      38455610 6,446    294,456        SH       Sole                294,456
GSI GROUP INC CDA NEW          COM      36191C20 2,860    237,175        SH       Sole                237,175
HITTITE MICROWAVE CORP         COM      43365Y10 2,016    37,125         SH       Sole                37,125
IPG PHOTONICS CORP             COM      44980X10 4,945    95,000         SH       Sole                95,000
JAZZ PHARMACEUTICALS INC       COM      G5087110 7,342    151,473        SH       Sole                151,473
JOHN BEAN TECHNOLOGIES CORP    COM      47783910 3,342    206,300        SH       Sole                206,300
LANDSTAR SYS INC               COM      51509810 1,449    25,100         SH       Sole                25,100
LIQUIDITY SERVICES INC         COM      53635B10 3,176    70,900         SH       Sole                70,900
MAIDENFORM BRANDS INC          COM      56030510 5,213    231,571        SH       Sole                231,571
MARTEN TRANS LTD               COM      57307510 4,877    220,994        SH       Sole                220,994
MEADOWBROOK INS GRP INC        COM      58319P10 5,933    635,905        SH       Sole                635,905
METTLER TOLEDO INTERNATIONAL   COM      59268810 3,658    19,800         SH       Sole                19,800
MITCHAM INDS INC               COM      60650110 3,683    163,966        SH       Sole                163,966
NANOMETRICS INC                COM      63007710 4,109    222,004        SH       Sole                222,004
NATUS MEDICAL INC DEL          COM      63905010 3,190    267,400        SH       Sole                267,400
NEOGEN CORP                    COM      64049110 3,802    97,300         SH       Sole                97,300
NOVA MEASURING INSTRUMENTS LTD COM      M7516K10 1,963    219,100        SH       Sole                219,100
NVE CORP                       COM      62944520 6,968    131,470        SH       Sole                131,470
ODYSSEY MARINE EXPLORATION INC COM      67611810 1,825    586,721        SH       Sole                586,721
OPLINK COMMUNICATIONS INC      COM      68375Q40 3,713    217,161        SH       Sole                217,161
PENN NATL GAMING INC           COM      70756910 6,413    149,200        SH       Sole                149,200
QUIDEL CORP                    COM      74838J10 6,001    326,700        SH       Sole                326,700
SUN HYDRAULICS CORP            COM      86694210 2,367    90,485         SH       Sole                90,485
TEREX CORP NEW                 COM      88077910 1,620    72,000         SH       Sole                72,000
TORO CO                        COM      89109210 1,849    26,000         SH       Sole                26,000
TYLER TECHNOLOGIES INC         COM      90225210 3,468    90,286         SH       Sole                90,286
UMPQUA HLDGS CORP              COM      90421410 2,888    213,000        SH       Sole                213,000
WET SEAL INC                   COM      96184010 3,319    961,900        SH       Sole                961,900